UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08876

Senior Debt Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 118.6%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.6%
	Atlantic Inertial Systems, Inc.
GBP	1,005,777	Term Loan, 9.01%, Maturing July 20, 2014	$1,872,471
	AWAS Capital, Inc.
	5,720,084	Term Loan, 4.38%, Maturing March 22, 2013	4,926,423
	Colt Defense, LLC
	1,479,583	Term Loan, 6.11%, Maturing July 9, 2014	1,368,615
	DAE Aviation Holdings, Inc.
	574,468	Term Loan, 6.52%, Maturing July 31, 2014	565,313
	570,609	Term Loan, 6.65%, Maturing July 31, 2014	561,516
	Evergreen International Aviation
	2,739,082	Term Loan, 7.75%, Maturing October 31, 2011	2,437,783
	Hawker Beechcraft Acquisition
	186,335	Term Loan, 4.70%, Maturing March 26, 2014	178,125
	3,592,487	Term Loan, 4.70%, Maturing March 26, 2014	3,434,195
	Hexcel Corp.
	1,531,348	Term Loan, 4.54%, Maturing March 1, 2012	1,485,407
	IAP Worldwide Services, Inc.
	629,276	Term Loan, 9.00%, Maturing December 30, 2012	525,445
	Jet Aviation Holding, AG
	976,613	Term Loan, 3.63%, Maturing May 15, 2013	810,589
	Spirit AeroSystems, Inc.
	2,695,593	Term Loan, 4.57%, Maturing December 31, 2011	2,663,583
	TransDigm, Inc.
	3,000,000	Term Loan, 4.66%, Maturing June 23, 2013	2,868,750
	Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	1,790,000
	1,000,000	Term Loan, 4.95%, Maturing December 17, 2011	934,583
	2,208,737	Term Loan, 5.12%, Maturing December 17, 2011	2,086,335
	Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan, 8.45%, Maturing September 29, 2014	977,500
			$29,486,633
	Air Transport — 0.5%
	Delta Air Lines, Inc.
	3,970,000	Term Loan, 6.15%, Maturing April 30, 2014	$3,176,000
	Northwest Airlines, Inc.
	6,385,500	DIP Loan, 4.72%, Maturing August 21, 2008	5,564,963
			$8,740,963

Principal Amount*		Borrower/Tranche Description	Value
Automotive — 3.9%
Accuride Corp.
	5,855,002	Term Loan, 6.24%, Maturing January 31, 2012	$5,679,352
Adesa, Inc.
	10,644,563	Term Loan, 4.95%, Maturing October 18, 2013	10,118,987
Affina Group, Inc.
	3,802,126	Term Loan, 5.90%, Maturing November 30, 2011	3,383,892
Allison Transmission, Inc.
	4,975,000	Term Loan, 5.57%, Maturing September 30, 2014	4,676,057
CSA Acquisition Corp.
	927,207	Term Loan, 5.25%, Maturing December 23, 2011	894,755
	1,203,111	Term Loan, 5.25%, Maturing December 23, 2011	1,161,002
Dayco Products, LLC
	4,574,446	Term Loan, 7.35%, Maturing June 21, 2011	3,619,530
Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	663,217
Ford Motor Co.
	4,962,188	Term Loan, 5.80%, Maturing December 15, 2013	4,572,189
Fraikin, Ltd.
GBP	690,864	Term Loan, 0.00%, Maturing February 15, 2012(2)	1,224,620
GBP	596,292	Term Loan, 8.14%, Maturing February 15, 2012	1,056,983
General Motors Corp.
	6,295,313	Term Loan, 5.06%, Maturing November 29, 2013	5,930,380
Goodyear Tire & Rubber Co.
	8,000,000	Term Loan, 4.54%, Maturing April 30, 2010	7,600,000
HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.26%, Maturing May 30, 2014	147,764
EUR	1,876,727	Term Loan, 7.39%, Maturing May 30, 2014	2,542,033
Keystone Automotive Operations, Inc.
	4,517,964	Term Loan, 6.30%, Maturing January 12, 2012	3,636,961
Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 7.73%, Maturing August 31, 2013	3,673,920
LKQ Corp.
	2,888,848	Term Loan, 4.97%, Maturing October 12, 2014	2,867,182
Locafroid Services S.A.S.
EUR	714,174	Term Loan, 6.97%, Maturing February 15, 2012(2)	995,148
Tenneco Automotive, Inc.
	3,125,000	Term Loan, 4.20%, Maturing March 17, 2014	2,843,750
TriMas Corp.
	375,000	Term Loan, 5.39%, Maturing August 2, 2011	346,875
	1,600,625	Term Loan, 5.16%, Maturing August 2, 2013	1,480,578
United Components, Inc.
	2,779,297	Term Loan, 5.05%, Maturing June 30, 2010	2,692,444
			$71,807,619

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Beverage and Tobacco — 0.5%
Beverage Packaging Holdings
EUR	412,389	Term Loan, 6.60%, Maturing May 11, 2015	$587,475
EUR	412,389	Term Loan, 6.85%, Maturing May 11, 2016	587,475
Culligan International Co.
EUR	3,000,000	Term Loan, 9.12%, Maturing May 31, 2013	2,498,824
Liberator Midco, Ltd.
EUR	875,000	Term Loan, 7.02%, Maturing October 27, 2013	1,308,769
EUR	875,000	Term Loan, 7.39%, Maturing October 27, 2014	1,308,769
Van Houtte, Inc.
	1,746,800	Term Loan, 5.20%, Maturing July 11, 2014	1,652,909
	238,200	Term Loan, 5.20%, Maturing July 11, 2014	225,397
			$8,169,618
Brokers, Dealers and Investment Houses — 0.4%
AmeriTrade Holding Corp.
	6,577,782	Term Loan, 4.37%, Maturing December 31, 2012	$6,437,418
			$6,437,418
Building and Development — 7.1%
401 North Wabash Venture, LLC
	4,649,589	Term Loan, 4.18%, Maturing May 7, 2008(2)	$4,544,974
AIMCO Properties, L.P.
	9,000,000	Term Loan, 4.36%, Maturing March 23, 2011	8,302,500
Banning Lewis Ranch Co., LLC
	5,250,000	Term Loan, 4.43%, Maturing December 3, 2012(2)	4,882,500
Beacon Sales Acquisition, Inc.
	1,970,000	Term Loan, 4.74%, Maturing September 30, 2013	1,620,325
Brickman Group Holdings, Inc.
	4,479,750	Term Loan, 4.70%, Maturing January 23, 2014	4,199,766
Building Materials Corp. of America
	5,473,536	Term Loan, 5.69%, Maturing February 22, 2014	4,606,895
Capital Automotive (REIT)
	3,000,130	Term Loan, 4.46%, Maturing December 16, 2010	2,909,659
Epco/Fantome, LLC
	4,692,000	Term Loan, 5.49%, Maturing November 23, 2010	4,077,583
Financiere Daunou S.A.
	1,411,871	Term Loan, 4.99%, Maturing May 31, 2015	1,043,373
	1,430,448	Term Loan, 5.24%, Maturing February 28, 2016	1,058,532
Forestar USA Real Estate Group, Inc.
	4,225,000	Term Loan, 0.00%, Maturing December 1, 2010(2)	3,971,500
	4,225,000	Term Loan, 6.72%, Maturing December 1, 2010	4,056,000
Hearthstone Housing Partners II, LLC
	8,965,000	Revolving Loan, 4.42%, Maturing December 1, 2009(2)	8,058,638

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	Hovstone Holdings, LLC
	2,205,000	Term Loan, 7.27%, Maturing February 28, 2009	$1,850,436
	LNR Property Corp.
	1,718,000	Term Loan, 6.36%, Maturing July 3, 2011	1,438,289
	Materis
EUR	823,329	Term Loan, 6.76%, Maturing April 27, 2014	1,124,459
EUR	876,671	Term Loan, 7.14%, Maturing April 27, 2015	1,198,827
	Mueller Water Products, Inc.
	4,403,788	Term Loan, 4.62%, Maturing May 24, 2014	4,112,037
	NCI Building Systems, Inc.
	2,183,847	Term Loan, 4.33%, Maturing June 18, 2010	2,101,953
	Nortek, Inc.
	4,624,725	Term Loan, 5.30%, Maturing August 27, 2011	4,185,376
	Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 5.44%, Maturing September 30, 2012	1,745,979
	PLY GEM Industries, Inc.
	6,060,058	Term Loan, 5.45%, Maturing August 15, 2011	5,222,473
	189,544	Term Loan, 5.45%, Maturing August 15, 2011	163,346
	Realogy Corp.
	2,684,261	Term Loan, 6.14%, Maturing September 1, 2014	2,303,850
	9,970,114	Term Loan, 5.72%, Maturing September 1, 2014	8,557,159
	South Edge, LLC
	4,475,000	Term Loan, 7.25%, Maturing October 31, 2009	2,819,250
	Stile Acquisition Corp.
	4,103,508	Term Loan, 4.89%, Maturing April 6, 2013	3,718,521
	Stile U.S. Acquisition Corp.
	4,110,499	Term Loan, 4.89%, Maturing April 6, 2013	3,724,856
	Tousa/Kolter, LLC
	4,643,600	Term Loan, 6.00%, Maturing March 31, 2031(10)	2,603,202
	TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 5.71%, Maturing December 9, 2008	12,718,750
	United Subcontractors, Inc.
	2,675,000	Term Loan, 12.21%, Maturing June 27, 2013(3)	1,337,500
	WCI Communities, Inc.
	6,743,750	Term Loan, 7.98%, Maturing December 23, 2010	5,906,399
	Wintergames Acquisition ULC
	9,274,713	Term Loan, 6.14%, Maturing April 24, 2009	8,834,164
			$128,999,071
	Business Equipment and Services — 7.8%
	ACCO Brands Corp.
	1,389,900	Term Loan, 4.53%, Maturing August 17, 2012	$1,330,829
	Activant Solutions, Inc.
	2,234,154	Term Loan, 4.76%, Maturing May 1, 2013	1,960,470

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Affiliated Computer Services
	6,435,375	Term Loan, 4.79%, Maturing March 20, 2013	$6,219,687
	1,945,019	Term Loan, 4.89%, Maturing March 20, 2013	1,879,830
	Affinion Group, Inc.
	6,764,971	Term Loan, 5.56%, Maturing October 17, 2012	6,392,897
	Allied Security Holdings, LLC
	3,636,880	Term Loan, 5.87%, Maturing June 30, 2010	3,400,483
	Cellnet Group, Inc.
	1,246,508	Term Loan, 5.25%, Maturing July 22, 2011	1,118,741
	DynCorp International, LLC
	3,891,574	Term Loan, 4.63%, Maturing February 11, 2011	3,740,776
	Education Management, LLC
	5,734,699	Term Loan, 4.50%, Maturing June 1, 2013	5,128,972
	Info USA, Inc.
	1,955,250	Term Loan, 4.70%, Maturing February 14, 2012	1,877,040
	Intergraph Corp.
	837,381	Term Loan, 5.08%, Maturing May 29, 2014	792,023
	2,000,000	Term Loan, 9.09%, Maturing November 29, 2014	1,872,500
	iPayment, Inc.
	2,879,684	Term Loan, 4.70%, Maturing May 10, 2013	2,390,138
	ista International GmbH
EUR	3,545,609	Term Loan, 6.77%, Maturing May 14, 2015	4,662,232
EUR	704,391	Term Loan, 6.77%, Maturing May 14, 2015	926,226
	Kronos, Inc.
	2,635,830	Term Loan, 4.95%, Maturing June 11, 2014	2,401,900
	Language Line, Inc.
	6,908,676	Term Loan, 5.95%, Maturing June 11, 2011	6,407,797
	Mitchell International, Inc.
	1,000,000	Term Loan, 7.94%, Maturing March 28, 2015	955,000
	N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 5.43%, Maturing May 22, 2014	4,066,536
	Protection One, Inc.
	3,186,244	Term Loan, 5.23%, Maturing March 31, 2012	2,756,101
	Quantum Corp.
	1,211,250	Term Loan, 6.20%, Maturing July 12, 2014	1,096,181
	Quintiles Transnational Corp.
	5,684,000	Term Loan, 4.70%, Maturing March 31, 2013	5,371,380
	RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 4.95%, Maturing January 11, 2014	3,379,963
	Sabre, Inc.
	12,884,245	Term Loan, 4.88%, Maturing September 30, 2014	10,936,315
	Serena Software, Inc.
	1,540,000	Term Loan, 4.68%, Maturing March 10, 2013	1,393,700
	Sitel (Client Logic)
	5,086,331	Term Loan, 5.14%, Maturing January 29, 2014	3,687,590

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Solera Nederland Holdings
	2,621,447	Term Loan, 4.88%, Maturing May 15, 2014	$2,424,838
	SunGard Data Systems, Inc.
	27,263,438	Term Loan, 4.88%, Maturing February 11, 2013	25,890,969
	TDS Investor Corp.
	994,697	Term Loan, 4.95%, Maturing August 23, 2013	919,349
	3,970,000	Term Loan, 5.11%, Maturing August 23, 2013	3,648,430
	4,957,361	Term Loan, 5.11%, Maturing August 23, 2013	4,581,841
EUR	1,052,910	Term Loan, 6.98%, Maturing August 23, 2013	1,463,053
	Transaction Network Services, Inc.
	2,031,078	Term Loan, 4.72%, Maturing May 4, 2012	1,878,747
	Valassis Communications, Inc.
	1,408,540	Term Loan, 4.45%, Maturing March 2, 2014	1,314,050
	VWR International, Inc.
	4,400,000	Term Loan, 5.20%, Maturing June 28, 2013	4,114,000
	West Corp.
	10,103,445	Term Loan, 5.28%, Maturing October 24, 2013	9,260,787
			$141,641,371
	Cable and Satellite Television — 8.5%
	Atlantic Broadband Finance, LLC
	7,460,102	Term Loan, 4.95%, Maturing February 10, 2011	$6,964,005
	Bresnan Broadband Holdings, LLC
	5,000,000	Term Loan, 4.98%, Maturing March 29, 2014	4,583,750
	1,447,000	Term Loan, 5.02%, Maturing March 29, 2014	1,326,537
	Casema
EUR	1,000,000	Term Loan, 8.64%, Maturing May 14, 2016	1,471,270
	Cequel Communications, LLC
	14,087,500	Term Loan, 4.76%, Maturing November 5, 2013	12,879,497
	Charter Communications Operating, Inc.
	32,313,553	Term Loan, 4.90%, Maturing April 28, 2013	28,624,411
	CSC Holdings, Inc.
	9,408,000	Term Loan, 4.48%, Maturing March 29, 2013	9,084,600
	DirecTV Holdings, LLC
	1,712,223	Term Loan, 4.38%, Maturing April 13, 2013	1,689,394
	Insight Midwest Holdings, LLC
	9,838,125	Term Loan, 4.69%, Maturing April 6, 2014	9,379,599
	Kabel Deutschland GmbH
EUR	5,000,000	Term Loan, 6.14%, Maturing March 31, 2012	7,242,831
	Mediacom Broadband Group
	1,940,586	Term Loan, 4.52%, Maturing January 31, 2015	1,770,784
	Mediacom Illinois, LLC
	2,925,000	Term Loan, 4.27%, Maturing September 30, 2012	2,594,109
	5,948,453	Term Loan, 4.52%, Maturing January 31, 2015	5,379,632

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
NTL Investment Holdings, Ltd.
	3,295,583	Term Loan, 4.94%, Maturing March 30, 2012	$3,034,682
GBP	1,388,164	Term Loan, 7.66%, Maturing March 30, 2012	2,564,780
GBP	1,187,641	Term Loan, 7.66%, Maturing March 30, 2012	2,194,292
GBP	1,501,472	Term Loan, 7.68%, Maturing March 30, 2012	2,774,128
GBP	763,460	Term Loan, 7.68%, Maturing March 30, 2012	1,410,573
GBP	1,000,000	Term Loan, 8.27%, Maturing March 30, 2013	1,786,456
Orion Cable GmbH
EUR	1,450,000	Term Loan, 7.44%, Maturing October 31, 2014	2,144,226
EUR	1,450,000	Term Loan, 7.64%, Maturing October 31, 2015	2,145,840
ProSiebenSat.1 Media AG
EUR	1,590,800	Term Loan, 6.76%, Maturing March 2, 2015	1,781,172
EUR	219,923	Term Loan, 6.25%, Maturing June 26, 2015	280,624
EUR	5,315,144	Term Loan, 6.25%, Maturing June 26, 2015	6,782,170
EUR	1,590,800	Term Loan, 7.00%, Maturing March 2, 2016	1,781,172
San Juan Cable, LLC
	977,517	Term Loan, 5.02%, Maturing October 31, 2012	831,704
UPC Broadband Holding B.V.
EUR	13,519,656	Term Loan, 6.36%, Maturing October 16, 2011	19,183,307
	3,456,905	Term Loan, 4.46%, Maturing December 31, 2014	3,259,215
YPSO Holding SA
EUR	3,969,097	Term Loan, 6.89%, Maturing July 28, 2014	5,094,641
EUR	1,531,743	Term Loan, 6.89%, Maturing July 28, 2014	1,966,110
EUR	2,499,160	Term Loan, 6.89%, Maturing July 28, 2014	3,207,864
			$155,213,375
Chemicals and Plastics — 7.5%
AZ Chem US, Inc.
	936,473	Term Loan, 5.21%, Maturing February 28, 2013	$760,885
Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 5.79%, Maturing December 23, 2013	818,468
	3,616,364	Term Loan, 5.79%, Maturing December 23, 2013	3,349,657
EUR	2,117,647	Term Loan, 6.52%, Maturing December 23, 2013	3,064,529
EUR	496,877	Term Loan, 6.77%, Maturing December 23, 2014	719,050
EUR	385,476	Term Loan, 6.77%, Maturing December 23, 2014	557,837
	1,000,000	Term Loan, 7.79%, Maturing December 23, 2015	852,500
Celanese Holdings, LLC
	2,500,000	Term Loan, 4.70%, Maturing April 2, 2014	2,420,312
	12,300,750	Term Loan, 4.19%, Maturing April 2, 2014	11,908,664
Cognis GmbH
EUR	2,510,246	Term Loan, 6.61%, Maturing September 15, 2013	3,525,522
EUR	614,754	Term Loan, 6.61%, Maturing September 15, 2013	863,393
Columbian Chemicals Acquisition
	440,227	Term Loan, 5.20%, Maturing March 16, 2013	396,205

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Ferro Corp.
	6,207,152	Term Loan, 4.70%, Maturing June 6, 2012	$5,741,616
First Chemical Holding
EUR	1,500,000	Term Loan, 6.59%, Maturing December 18, 2014(2)	2,054,134
EUR	1,500,000	Term Loan, 7.08%, Maturing December 18, 2015(2)	2,063,866
Foamex L.P.
	3,265,000	Term Loan, 5.97%, Maturing February 12, 2013	2,701,788
Georgia Gulf Corp.
	2,263,914	Term Loan, 5.25%, Maturing October 3, 2013	2,142,229
Hexion Specialty Chemicals, Inc.
EUR	747,984	Term Loan, 6.98%, Maturing May 5, 2012	1,053,905
	11,830,652	Term Loan, 4.94%, Maturing May 5, 2013	11,183,669
	2,569,954	Term Loan, 5.00%, Maturing May 5, 2013	2,429,411
	3,970,000	Term Loan, 5.00%, Maturing June 15, 2014	3,752,893
INEOS Group
	2,265,826	Term Loan, 4.64%, Maturing December 14, 2012	2,071,344
	1,886,500	Term Loan, 4.88%, Maturing December 14, 2013	1,764,468
	1,886,500	Term Loan, 5.38%, Maturing December 14, 2014	1,764,468
Innophos, Inc.
	1,067,931	Term Loan, 4.70%, Maturing August 10, 2010	1,011,865
Invista B.V.
	7,530,945	Term Loan, 4.20%, Maturing April 29, 2011	7,242,261
	3,972,553	Term Loan, 4.20%, Maturing April 29, 2011	3,820,273
ISP Chemco, Inc.
	6,736,513	Term Loan, 4.69%, Maturing June 4, 2014	6,384,954
Kleopatra
	3,347,500	Term Loan, 5.21%, Maturing January 3, 2016	2,414,384
EUR	1,900,000	Term Loan, 7.24%, Maturing January 3, 2016	2,131,688
Kranton Polymers, LLC
	4,670,128	Term Loan, 4.75%, Maturing May 12, 2013	3,905,394
Lucite International Group Holdings
	1,782,375	Term Loan, 5.15%, Maturing July 7, 2013	1,598,568
	631,109	Term Loan, 5.15%, Maturing July 7, 2013	566,026
MacDermid, Inc.
EUR	1,205,730	Term Loan, 6.98%, Maturing April 12, 2014	1,661,323
Millenium Inorganic Chemicals
	4,389,000	Term Loan, 4.95%, Maturing April 30, 2014	3,821,173
Momentive Performance Material
	5,080,186	Term Loan, 5.13%, Maturing December 4, 2013	4,748,160
Nalco Co.
	2,615,586	Term Loan, 5.01%, Maturing November 4, 2010	2,582,075
Propex Fabrics, Inc.
	2,528,313	Term Loan, 9.24%, Maturing July 31, 2012	1,643,404
Rockwood Specialties Group, Inc.
	9,005,960	Term Loan, 4.40%, Maturing December 10, 2012	8,591,938

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 7.61%, Maturing November 16, 2015	$1,225,796
EUR	824,121	Term Loan, 7.61%, Maturing November 16, 2015	1,139,113
EUR	289,045	Term Loan, 7.61%, Maturing November 16, 2015	399,523
Solo Cup Co.
	4,888,377	Term Loan, 6.30%, Maturing February 27, 2011	4,731,250
TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 7.47%, Maturing June 27, 2013	3,141,412
EUR	2,288,006	Term Loan, 10.72%, Maturing June 27, 2013	3,145,865
Wellman, Inc.
	3,400,000	Term Loan, 6.74%, Maturing February 10, 2009	2,414,000
			$136,281,258
Clothing / Textiles — 0.5%
Hanesbrands, Inc.
	3,643,504	Term Loan, 4.61%, Maturing September 5, 2013	$3,584,298
	2,025,000	Term Loan, 6.66%, Maturing March 5, 2014	2,012,344
St. John Knits International, Inc.
	1,924,442	Term Loan, 5.90%, Maturing March 23, 2012	1,770,487
The William Carter Co.
	2,210,840	Term Loan, 4.39%, Maturing July 14, 2012	2,111,352
			$9,478,481
Conglomerates — 3.0%
Amsted Industries, Inc.
	3,612,529	Term Loan, 4.75%, Maturing October 15, 2010	$3,558,341
Blount, Inc.
	1,456,275	Term Loan, 4.46%, Maturing August 9, 2010	1,379,820
Doncasters (Dunde HoldCo 4 Ltd.)
	1,429,086	Term Loan, 5.22%, Maturing July 13, 2015	1,246,877
	1,429,086	Term Loan, 5.72%, Maturing July 13, 2015	1,246,877
GBP	650,365	Term Loan, 8.04%, Maturing July 13, 2015	1,108,822
GBP	650,365	Term Loan, 8.54%, Maturing July 13, 2015	1,108,822
ISS Holdings A/S
EUR	454,386	Term Loan, 6.65%, Maturing December 31, 2013	660,819
EUR	245,614	Term Loan, 6.65%, Maturing December 31, 2013	357,199
EUR	2,504,202	Term Loan, 6.65%, Maturing December 31, 2013	3,641,889
GBP	1,704,757	Term Loan, 7.99%, Maturing December 31, 2013	3,030,280
Jarden Corp.
	7,495,410	Term Loan, 4.45%, Maturing January 24, 2012	7,146,146
	1,294,215	Term Loan, 4.45%, Maturing January 24, 2012	1,233,908
	1,985,000	Term Loan, 5.20%, Maturing January 24, 2012	1,946,009

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
Johnson Diversey, Inc.
	1,050,059	Term Loan, 5.11%, Maturing December 16, 2010	$998,868
	5,019,101	Term Loan, 5.11%, Maturing December 16, 2011	4,774,419
Polymer Group, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	1,796,600
	7,790,802	Term Loan, 4.92%, Maturing November 22, 2012	6,933,814
RBS Global, Inc.
	1,084,298	Term Loan, 4.98%, Maturing July 19, 2013	1,016,529
	3,877,869	Term Loan, 5.31%, Maturing July 19, 2013	3,635,502
RGIS Holdings, LLC
	281,208	Term Loan, 5.20%, Maturing April 30, 2014	243,772
	5,624,167	Term Loan, 5.30%, Maturing April 30, 2014	4,875,449
US Investigations Services, Inc.
	1,989,975	Term Loan, 5.60%, Maturing February 21, 2015	1,805,902
			$53,746,664
Containers and Glass Products — 4.3%
Berry Plastics Corp.
	8,192,250	Term Loan, 5.10%, Maturing April 3, 2015	$7,457,512
Consolidated Container Co.
	900,775	Term Loan, 5.15%, Maturing March 28, 2014	705,982
	1,500,000	Term Loan, 8.55%, Maturing September 28, 2014	789,375
Crown Americas, Inc.
	1,347,500	Term Loan, 4.82%, Maturing November 15, 2012	1,296,969
EUR	980,000	Term Loan, 6.09%, Maturing November 15, 2012	1,479,989
Graham Packaging Holdings Co.
	13,959,000	Term Loan, 5.04%, Maturing October 7, 2011	13,262,013
Graphic Packaging International, Inc.
	14,285,308	Term Loan, 4.80%, Maturing May 16, 2014	13,632,555
	2,000,000	Term Loan, 5.48%, Maturing May 16, 2014	1,934,166
JSG Acquisitions
EUR	5,500,000	Term Loan, 6.51%, Maturing December 31, 2014	8,111,015
EUR	5,500,000	Term Loan, 6.66%, Maturing December 31, 2014	8,111,015
OI European Group B.V.
EUR	3,830,000	Term Loan, 5.86%, Maturing June 14, 2013	5,361,667
Owens-Brockway Glass Container
	4,787,500	Term Loan, 4.22%, Maturing June 14, 2013	4,600,787
Pregis Corp.
EUR	2,437,500	Term Loan, 7.23%, Maturing October 12, 2012	3,415,449
Smurfit-Stone Container Corp.
	1,986,462	Term Loan, 4.60%, Maturing November 1, 2011	1,937,297
	2,016,115	Term Loan, 5.01%, Maturing November 1, 2011	1,966,216
	4,365,556	Term Loan, 5.03%, Maturing November 1, 2011	4,257,508
			$78,319,515

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Cosmetics / Toiletries — 0.5%
	American Safety Razor Co.
	1,000,000	Term Loan, 9.03%, Maturing July 31, 2014	$890,000
	Bausch & Lomb, Inc.
	330,000	Term Loan, 5.95%, Maturing April 30, 2015(2)	326,373
	1,316,700	Term Loan, 5.95%, Maturing April 30, 2015	1,302,229
	KIK Custom Products, Inc.
	429,549	Term Loan, 5.17%, Maturing May 31, 2014	316,434
	2,505,701	Term Loan, 5.17%, Maturing May 31, 2014	1,845,867
	Prestige Brands, Inc.
	5,244,535	Term Loan, 6.90%, Maturing April 7, 2011	5,074,087
			$9,754,990
	Drugs — 1.2%
	Chattem, Inc.
	1,144,500	Term Loan, 4.46%, Maturing January 2, 2013	$1,113,026
	Graceway Pharmaceuticals, LLC
	5,306,479	Term Loan, 5.56%, Maturing May 3, 2012	4,455,786
	Pharmaceutical Holdings Corp.
	1,672,314	Term Loan, 6.14%, Maturing January 30, 2012	1,588,698
	Stiefel Laboratories, Inc.
	1,893,765	Term Loan, 4.97%, Maturing December 28, 2013	1,827,483
	2,475,922	Term Loan, 4.97%, Maturing December 28, 2013	2,389,265
	Warner Chilcott Corp.
	2,620,106	Term Loan, 4.73%, Maturing January 18, 2012	2,522,944
	7,617,654	Term Loan, 4.84%, Maturing January 18, 2012	7,335,168
			$21,232,370
	Ecological Services and Equipment — 1.3%
	Allied Waste Industries, Inc.
	1,920,178	Term Loan, 4.75%, Maturing January 15, 2012	$1,858,208
	29,696	Term Loan, 4.38%, Maturing January 15, 2012	28,738
	Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 6.87%, Maturing April 1, 2015	5,709,931
	Environmental Systems Products Holdings, Inc.
	233,025	Term Loan, 9.69%, Maturing December 12, 2010(3)	233,025
	Kemble Water Structure Ltd.
GBP	6,500,000	Term Loan, 9.74%, Maturing October 13, 2013	11,779,321
	Sensus Metering Systems, Inc.
	3,060,888	Term Loan, 5.46%, Maturing December 17, 2010	2,754,799
	211,145	Term Loan, 6.88%, Maturing December 17, 2010	190,030
	Waste Services, Inc.
	1,175,127	Term Loan, 5.15%, Maturing March 31, 2011	1,166,314
			$23,720,366

	Principal Amount*	Borrower/Tranche Description	Value
	Electronics / Electrical — 2.8%
	Aspect Software, Inc.
	5,421,543	Term Loan, 5.63%, Maturing July 11, 2011	$5,082,697
	EnerSys Capital, Inc.
	3,562,406	Term Loan, 4.72%, Maturing March 17, 2011	3,344,209
	FCI International S.A.S.
	687,820	Term Loan, 6.85%, Maturing November 1, 2013	629,355
	662,180	Term Loan, 6.85%, Maturing November 1, 2013	605,895
	662,180	Term Loan, 6.85%, Maturing November 1, 2013	600,928
	687,820	Term Loan, 6.85%, Maturing November 1, 2013	624,197
	Freescale Semiconductor, Inc.
	13,385,587	Term Loan, 4.46%, Maturing December 1, 2013	11,630,255
	Infor Enterprise Solutions Holdings
	7,993,979	Term Loan, 6.45%, Maturing July 28, 2012	6,644,995
	4,170,771	Term Loan, 6.45%, Maturing July 28, 2012	3,466,954
EUR	1,975,000	Term Loan, 7.73%, Maturing July 28, 2012	2,482,964
	500,000	Term Loan, 8.20%, Maturing March 2, 2014	325,833
	Invensys International Holding
	1,083,333	Term Loan, 5.13%, Maturing December 15, 2010	1,045,417
	1,166,667	Term Loan, 5.04%, Maturing January 15, 2011	1,122,917
	Network Solutions, LLC
	2,390,452	Term Loan, 5.24%, Maturing March 7, 2014	1,996,027
	Open Solutions, Inc.
	5,520,228	Term Loan, 5.15%, Maturing January 23, 2014	4,592,140
	Sensata Technologies Finance Co.
	2,407,125	Term Loan, 4.66%, Maturing April 27, 2013	2,198,507
	VeriFone, Inc.
	233,750	Term Loan, 5.65%, Maturing October 31, 2013	223,231
	Vertafore, Inc.
	4,900,685	Term Loan, 5.59%, Maturing January 31, 2012	4,533,134
			$51,149,655
	Equipment Leasing — 0.7%
	Maxim Crane Works, L.P.
	2,903,063	Term Loan, 4.71%, Maturing June 29, 2014	$2,583,726
	The Hertz Corp.
	785,140	Term Loan, 4.10%, Maturing December 21, 2012	754,180
	4,342,097	Term Loan, 4.22%, Maturing December 21, 2012	4,170,880
	United Rentals, Inc.
	1,587,785	Term Loan, 4.95%, Maturing February 14, 2011	1,549,413
	4,162,931	Term Loan, 5.10%, Maturing February 14, 2011	4,062,326
			$13,120,525

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Farming / Agriculture — 0.4%
BF Bolthouse HoldCo, LLC
	2,003,875	Term Loan, 5.00%, Maturing December 16, 2012	$1,904,934
	1,000,000	Term Loan, 8.20%, Maturing December 16, 2013	930,000
Central Garden & Pet Co.
	3,689,663	Term Loan, 4.31%, Maturing February 28, 2014	3,243,830
United Agri Products, Inc.
	1,962,602	Term Loan, 5.64%, Maturing June 8, 2012	1,920,897
			$7,999,661
Financial Intermediaries — 1.4%
Citco III, Ltd.
	5,525,000	Term Loan, 6.72%, Maturing June 30, 2014	$4,958,687
E.A. Viner International Co.
	252,450	Term Loan, 5.70%, Maturing July 31, 2013	239,827
Grosvenor Capital Management
	1,501,195	Term Loan, 4.86%, Maturing December 5, 2013	1,441,148
INVESTools, Inc.
	1,386,667	Term Loan, 5.95%, Maturing August 13, 2012	1,261,867
Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 7.84%, Maturing June 30, 2015	2,328,149
LPL Holdings, Inc.
	11,785,926	Term Loan, 4.70%, Maturing December 18, 2014	10,990,376
Nuveen Investments, Inc.
	1,400,000	Term Loan, 5.87%, Maturing November 2, 2014	1,337,218
Oxford Acquisition III, Ltd.
	3,024,903	Term Loan, 4.67%, Maturing May 24, 2014	2,544,700
RJO Holdings Corp. (RJ O'Brien)
	1,517,375	Term Loan, 5.90%, Maturing July 31, 2014	1,024,228
			$26,126,200
Food Products — 3.4%
Advantage Sales & Marketing, Inc.
	5,111,593	Term Loan, 4.70%, Maturing March 29, 2013	$4,830,456
	1,387,163	Term Loan, 4.70%, Maturing March 29, 2013	1,310,869
American Seafoods Group, LLC
	1,939,260	Term Loan, 4.61%, Maturing September 30, 2012	1,813,209
B&G Foods, Inc.
	1,130,435	Term Loan, 5.09%, Maturing February 23, 2013	1,082,391
BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.41%, Maturing December 20, 2013	2,807,430
GBP	1,500,000	Term Loan, 7.70%, Maturing December 31, 2013	2,750,488
GBP	1,500,000	Term Loan, 8.91%, Maturing December 20, 2014	2,807,430
Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.05%, Maturing December 31, 2013	1,438,576
EUR	961,151	Term Loan, 7.67%, Maturing December 31, 2014	1,381,691

	Principal Amount*	Borrower/Tranche Description	Value
	Food Products (continued)
	Dean Foods Co.
	12,152,250	Term Loan, 4.45%, Maturing April 2, 2014	$11,617,211
	Dole Food Company, Inc.
	525,581	Term Loan, 4.71%, Maturing April 12, 2013	491,090
	3,863,023	Term Loan, 4.83%, Maturing April 12, 2013	3,609,512
	1,158,907	Term Loan, 5.01%, Maturing April 12, 2013	1,082,854
	Foodvest Limited
GBP	250,000	Term Loan, 7.88%, Maturing March 16, 2014	447,481
GBP	229,317	Term Loan, 8.38%, Maturing March 16, 2015	410,459
	Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	2,475,000
	13,125,813	Term Loan, 5.44%, Maturing April 2, 2014	12,278,108
	Reddy Ice Group, Inc.
	7,975,000	Term Loan, 4.46%, Maturing August 9, 2012	6,898,375
	Ruby Acquisitions, Ltd.
GBP	883,262	Term Loan, 8.58%, Maturing January 5, 2015	1,526,303
			$61,058,933
	Food Service — 2.1%
	AFC Enterprises, Inc.
	1,063,059	Term Loan, 5.00%, Maturing May 23, 2009	$972,699
	Aramark Corp.
	10,497,113	Term Loan, 4.57%, Maturing January 26, 2014	10,081,165
	658,325	Term Loan, 5.20%, Maturing January 26, 2014	632,239
	Buffets, Inc.
	2,308,897	DIP Loan, 11.25%, Maturing January 22, 2009	2,314,669
	539,583	Term Loan, 4.73%, Maturing May 1, 2013	312,284
	4,039,339	Term Loan, 11.39%, Maturing November 1, 2013	2,337,768
	CBRL Group, Inc.
	4,513,693	Term Loan, 4.62%, Maturing April 27, 2013	4,276,724
	Denny's, Inc.
	234,333	Term Loan, 4.70%, Maturing March 31, 2012	222,031
	950,000	Term Loan, 4.70%, Maturing March 31, 2012	900,125
	JRD Holdings, Inc.
	2,082,813	Term Loan, 5.20%, Maturing June 26, 2014	2,009,914
	Maine Beverage Co., LLC
	1,915,179	Term Loan, 4.45%, Maturing June 30, 2010	1,838,571
	NPC International, Inc.
	1,965,030	Term Loan, 4.50%, Maturing May 3, 2013	1,817,653
	OSI Restaurant Partners, LLC
	197,368	Term Loan, 5.10%, Maturing May 9, 2013	172,286
	2,328,905	Term Loan, 5.00%, Maturing May 9, 2014	2,032,941
	QCE Finance, LLC
	4,232,156	Term Loan, 4.99%, Maturing May 5, 2013	3,598,843

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	Sagittarius Restaurants, LLC
	1,249,500	Term Loan, 9.50%, Maturing March 29, 2013	$962,115
	Selecta
GBP	2,500,000	Term Loan, 8.33%, Maturing June 28, 2015	4,332,453
			$38,814,480
	Food / Drug Retailers — 1.8%
	General Nutrition Centers, Inc.
	4,561,481	Term Loan, 4.95%, Maturing September 16, 2013	$4,056,867
	Pantry, Inc. (The)
	788,889	Term Loan, 4.14%, Maturing May 15, 2014(2)	668,583
	2,740,403	Term Loan, 4.62%, Maturing May 15, 2014	2,322,491
	Rite Aid Corp.
	12,800,000	Term Loan, 4.53%, Maturing June 1, 2014	12,044,006
	Roundy's Supermarkets, Inc.
	11,086,069	Term Loan, 5.47%, Maturing November 3, 2011	10,409,819
	Supervalu, Inc.
	2,389,318	Term Loan, 4.21%, Maturing June 1, 2012	2,338,545
			$31,840,311
	Forest Products — 2.1%
	Appleton Papers, Inc.
	4,416,625	Term Loan, 4.60%, Maturing June 5, 2014	$4,078,016
	Georgia-Pacific Corp.
	11,850,000	Term Loan, 4.68%, Maturing December 20, 2012	11,385,255
	16,219,753	Term Loan, 4.73%, Maturing December 20, 2012	15,583,631
	Newpage Corp.
	4,139,625	Term Loan, 6.31%, Maturing December 5, 2014	4,121,229
	Xerium Technologies, Inc.
	2,936,645	Term Loan, 5.45%, Maturing May 18, 2012	2,378,682
			$37,546,813
	Healthcare — 9.7%
	Accellent, Inc.
	2,678,498	Term Loan, 5.84%, Maturing November 22, 2012	$2,326,945
	Alliance Imaging, Inc.
	1,821,086	Term Loan, 5.41%, Maturing December 29, 2011	1,734,584
	American Medical Systems
	4,096,014	Term Loan, 5.38%, Maturing July 20, 2012	3,880,973
	AMN Healthcare, Inc.
	1,004,327	Term Loan, 4.45%, Maturing November 2, 2011	964,154
	AMR HoldCo, Inc.
	1,795,115	Term Loan, 5.00%, Maturing February 10, 2012	1,705,359

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
Biomet, Inc.
	4,452,625	Term Loan, 5.70%, Maturing December 26, 2014	$4,375,630
EUR	4,079,500	Term Loan, 7.73%, Maturing December 26, 2014	6,070,852
Capio AB
EUR	454,102	Term Loan, 7.09%, Maturing April 24, 2015	671,263
EUR	545,898	Term Loan, 7.09%, Maturing April 24, 2015	806,958
EUR	454,102	Term Loan, 7.21%, Maturing April 16, 2016	671,263
EUR	545,898	Term Loan, 7.21%, Maturing April 24, 2016	806,958
Cardinal Health 409, Inc.
	6,029,438	Term Loan, 4.95%, Maturing April 10, 2014	5,381,273
Carestream Health, Inc.
	5,563,841	Term Loan, 5.47%, Maturing April 30, 2013	4,743,174
Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 5.14%, Maturing March 23, 2015	2,794,172
Community Health Systems, Inc.
	849,464	Term Loan, 0.00%, Maturing July 25, 2014(2)	814,995
	16,602,657	Term Loan, 5.34%, Maturing July 25, 2014	15,928,971
Concentra, Inc.
	2,183,500	Term Loan, 4.95%, Maturing June 25, 2014	1,962,421
ConMed Corp.
	1,051,581	Term Loan, 4.39%, Maturing April 13, 2013	1,009,517
CRC Health Corp.
	1,379,000	Term Loan, 4.92%, Maturing February 6, 2013	1,261,785
	3,494,054	Term Loan, 4.92%, Maturing February 6, 2013	3,197,059
Dako (EQT Project Delphi)
EUR	1,336,866	Term Loan, 6.85%, Maturing June 12, 2015	1,669,256
DaVita, Inc.
	13,807,224	Term Loan, 4.23%, Maturing October 5, 2012	13,247,093
Gambro Holding AB
	1,292,918	Term Loan, 5.57%, Maturing June 5, 2014	1,187,329
	1,292,918	Term Loan, 6.07%, Maturing June 5, 2015	1,191,640
HCA, Inc.
	23,529,836	Term Loan, 4.95%, Maturing November 18, 2013	22,383,886
Health Management Association, Inc.
	9,556,573	Term Loan, 4.45%, Maturing February 28, 2014	8,843,241
HealthSouth Corp.
	2,854,516	Term Loan, 5.23%, Maturing March 10, 2013	2,716,251
Iasis Healthcare, LLC
	971,781	Term Loan, 4.86%, Maturing March 14, 2014	931,289
	2,815,637	Term Loan, 4.88%, Maturing March 14, 2014	2,698,318
	259,141	Term Loan, 4.88%, Maturing March 14, 2014	248,344
IM U.S. Holdings, LLC
	3,895,563	Term Loan, 4.67%, Maturing June 26, 2014	3,616,379
Invacare Corp.
	2,561,400	Term Loan, 5.14%, Maturing February 12, 2013	2,388,506

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	inVentiv Health, Inc.
	2,160,789	Term Loan, 4.45%, Maturing July 6, 2014	$2,006,833
	Leiner Health Products, Inc.
	1,090,633	Term Loan, 0.00%, Maturing September 10, 2008(2)	1,074,274
	2,231,994	Term Loan, 0.00%, Maturing September 10, 2008(2)	2,198,514
	3,136,250	Term Loan, 8.75%, Maturing May 27, 2011(10)	1,423,858
	LifeCare Holdings, Inc.
	3,217,500	Term Loan, 6.95%, Maturing August 11, 2012	2,783,138
	LifePoint Hospitals, Inc.
	6,327,801	Term Loan, 4.71%, Maturing April 15, 2012	6,090,509
	Matria Healthcare, Inc.
	1,380,184	Term Loan, 4.88%, Maturing January 19, 2012	1,345,679
	MultiPlan Merger Corp.
	1,617,111	Term Loan, 5.38%, Maturing April 12, 2013	1,527,665
	1,277,047	Term Loan, 5.38%, Maturing April 12, 2013	1,206,411
	National Mentor Holdings, Inc.
	190,400	Term Loan, 5.31%, Maturing June 29, 2013	163,744
	3,153,432	Term Loan, 4.70%, Maturing June 29, 2013	2,711,952
	Nyco Holdings
EUR	3,828,603	Term Loan, 6.98%, Maturing December 29, 2014	5,060,016
EUR	3,828,603	Term Loan, 7.73%, Maturing December 29, 2015	5,060,016
	RadNet Management, Inc.
	1,629,381	Term Loan, 7.26%, Maturing November 15, 2012	1,556,059
	ReAble Therapeutics Finance, LLC
	4,525,577	Term Loan, 4.70%, Maturing November 16, 2013	4,273,842
	Renal Advantage, Inc.
	1,040,067	Term Loan, 5.26%, Maturing October 5, 2012	975,063
	Select Medical Holding Corp.
	6,082,186	Term Loan, 5.06%, Maturing February 24, 2012	5,571,282
	Sunrise Medical Holdings, Inc.
	2,692,477	Term Loan, 7.09%, Maturing May 13, 2010	2,221,294
	Vanguard Health Holding Co., LLC
	5,858,275	Term Loan, 5.13%, Maturing September 23, 2011	5,658,116
	Viant Holdings, Inc.
	1,736,875	Term Loan, 4.95%, Maturing June 25, 2014	1,476,344
			$176,614,447
	Home Furnishings — 1.5%
	Hunter Fan Co.
	1,529,093	Term Loan, 5.57%, Maturing April 16, 2014	$1,234,742
	Interline Brands, Inc.
	2,776,630	Term Loan, 4.61%, Maturing June 23, 2013	2,623,916
	1,918,478	Term Loan, 4.61%, Maturing June 23, 2013	1,812,962
	National Bedding Co., LLC
	1,862,697	Term Loan, 4.74%, Maturing August 31, 2011	1,499,471

Principal Amount*		Borrower/Tranche Description	Value
Home Furnishings (continued)
Oreck Corp.
	1,253,449	Term Loan, 7.66%, Maturing February 2, 2012(3)	$584,107
Sanitec, Ltd. Oy
EUR	3,000,000	Term Loan, 7.54%, Maturing April 7, 2013	3,583,095
EUR	3,000,000	Term Loan, 8.04%, Maturing April 7, 2014	3,583,095
Sealy Mattress Co.
	3,470,343	Term Loan, 4.15%, Maturing August 25, 2012	3,227,419
Simmons Co.
	8,777,717	Term Loan, 5.61%, Maturing December 19, 2011	7,899,945
	2,000,000	Term Loan, 8.20%, Maturing February 15, 2012	1,310,000
			$27,358,752
Industrial Equipment — 2.5%
CEVA Group PLC U.S.
	413,158	Term Loan, 5.70%, Maturing January 4, 2014	$374,941
	3,485,503	Term Loan, 5.72%, Maturing January 4, 2014	3,197,949
EUR	263,140	Term Loan, 7.39%, Maturing January 4, 2014	382,371
EUR	446,842	Term Loan, 7.39%, Maturing January 4, 2014	649,309
EUR	549,172	Term Loan, 7.39%, Maturing January 4, 2014	798,005
EUR	435,446	Term Loan, 7.73%, Maturing January 4, 2014	632,750
Colfax Corp.
	4,971,461	Term Loan, 5.00%, Maturing May 30, 2009	4,872,031
EPD Holdings (Goodyear Engineering Products)
	458,227	Term Loan, 5.37%, Maturing July 13, 2014	379,755
	3,199,547	Term Loan, 5.40%, Maturing July 13, 2014	2,651,624
	1,000,000	Term Loan, 8.65%, Maturing July 13, 2015	640,000
Flowserve Corp.
	6,836,772	Term Loan, 4.25%, Maturing August 10, 2012	6,512,026
Generac Acquisition Corp.
	3,744,892	Term Loan, 5.18%, Maturing November 7, 2013	3,037,108
	2,000,000	Term Loan, 8.68%, Maturing April 7, 2014	1,406,000
Gleason Corp.
	1,748,933	Term Loan, 4.65%, Maturing June 30, 2013	1,626,508
	590,855	Term Loan, 4.65%, Maturing June 30, 2013	549,495
Jason, Inc.
	1,464,770	Term Loan, 5.22%, Maturing April 30, 2010	1,296,322
John Maneely Co.
	5,555,574	Term Loan, 6.03%, Maturing December 8, 2013	5,017,872
KION Group GmbH
	750,000	Term Loan, 6.75%, Maturing December 23, 2014	699,375
	750,000	Term Loan, 7.25%, Maturing December 23, 2015	699,375
Polypore, Inc.
	8,436,250	Term Loan, 5.11%, Maturing July 3, 2014	8,056,619
EUR	737,425	Term Loan, 6.64%, Maturing July 3, 2014	987,363

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Industrial Equipment (continued)
TFS Acquisition Corp.
1,945,375	Term Loan, 6.20%, Maturing August 11, 2013	$1,809,199
		$46,275,997
Insurance — 1.3%
Alliant Holdings I, Inc.
5,000,000	Term Loan, 0.00%, Maturing August 21, 2012(2)	$4,475,000
2,910,375	Term Loan, 5.70%, Maturing August 21, 2014	2,735,753
CCC Information Services Group, Inc.
1,984,889	Term Loan, 4.91%, Maturing February 10, 2013	1,925,342
Conseco, Inc.
9,489,413	Term Loan, 4.86%, Maturing October 10, 2013	7,275,220
Crump Group, Inc.
3,039,175	Term Loan, 5.70%, Maturing August 4, 2014	2,796,041
Hub International Holdings, Inc.
505,467	Term Loan, 4.40%, Maturing June 13, 2014(2)	455,552
2,250,153	Term Loan, 5.20%, Maturing June 13, 2014	2,027,951
U.S.I. Holdings Corp.
2,754,187	Term Loan, 5.45%, Maturing May 4, 2014	2,588,936
		$24,279,795
Leisure Goods / Activities / Movies — 6.0%
24 Hour Fitness Worldwide, Inc.
3,772,552	Term Loan, 5.93%, Maturing June 8, 2012	$3,376,434
AMC Entertainment, Inc.
5,077,514	Term Loan, 4.64%, Maturing January 26, 2013	4,807,319
Bombardier Recreational Products
5,650,633	Term Loan, 5.32%, Maturing June 28, 2013	5,019,644
Carmike Cinemas, Inc.
2,672,710	Term Loan, 6.49%, Maturing May 19, 2012	2,539,075
2,190,301	Term Loan, 6.60%, Maturing May 19, 2012	2,080,786
Cedar Fair, L.P.
4,871,576	Term Loan, 4.86%, Maturing August 30, 2012	4,645,588
Cinemark, Inc.
10,475,858	Term Loan, 4.66%, Maturing October 5, 2013	10,013,443
Deluxe Entertainment Services
96,457	Term Loan, 4.95%, Maturing January 28, 2011	84,400
183,432	Term Loan, 4.95%, Maturing January 28, 2011	160,503
1,957,907	Term Loan, 5.04%, Maturing January 28, 2011	1,713,169
DW Funding, LLC
2,223,615	Term Loan, 4.57%, Maturing April 30, 2011	2,134,670
Easton-Bell Sports, Inc.
1,481,108	Term Loan, 4.65%, Maturing March 16, 2012	1,307,078

	Principal Amount*	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	Fender Musical Instruments Corp.
	313,317	Term Loan, 6.97%, Maturing June 9, 2014	$260,053
	621,933	Term Loan, 7.16%, Maturing June 9, 2014	516,205
	HEI Acquisition, LLC
	3,000,000	Term Loan, 6.91%, Maturing April 13, 2014	2,550,000
	Metro-Goldwyn-Mayer Holdings, Inc.
	20,014,032	Term Loan, 5.95%, Maturing April 8, 2012	16,080,034
	National CineMedia, LLC
	2,700,000	Term Loan, 4.62%, Maturing February 13, 2015	2,516,786
	Regal Cinemas Corp.
	12,561,219	Term Loan, 4.20%, Maturing November 10, 2010	11,956,710
	Revolution Studios Distribution Co., LLC
	4,092,652	Term Loan, 6.62%, Maturing December 21, 2014	3,785,703
	2,825,000	Term Loan, 9.87%, Maturing June 21, 2015	2,175,250
	Six Flags Theme Parks, Inc.
	7,222,016	Term Loan, 5.20%, Maturing April 30, 2015	6,452,424
	Southwest Sports Group, LLC
	3,725,000	Term Loan, 5.44%, Maturing December 22, 2010	3,278,000
	Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 4.63%, Maturing June 9, 2011	6,107,491
	WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	2,550,750
	14,041,492	Term Loan, 4.98%, Maturing February 28, 2011	12,979,604
			$109,091,119
	Lodging and Casinos — 4.3%
	Ameristar Casinos, Inc.
	3,543,438	Term Loan, 5.02%, Maturing November 10, 2012	$3,428,276
	Bally Technologies, Inc.
	8,003,657	Term Loan, 7.36%, Maturing September 5, 2009	7,868,595
	Choctaw Resort Development Enterprise
	1,340,661	Term Loan, 6.47%, Maturing November 4, 2011	1,260,221
	Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.25%, Maturing November 20, 2014	913,529
GBP	500,000	Term Loan, 8.75%, Maturing November 20, 2015	913,529
	Gala Electric Casinos, Ltd.
GBP	2,521,145	Term Loan, 8.01%, Maturing December 12, 2013	4,573,286
GBP	2,521,467	Term Loan, 8.51%, Maturing December 12, 2014	4,573,871
	Green Valley Ranch Gaming, LLC
	1,645,023	Term Loan, 4.93%, Maturing February 16, 2014	1,324,243
	Harrah's Operating Co.
	1,000,000	Term Loan, Maturing January 28, 2015(4)	941,071
	Herbst Gaming, Inc.
	4,686,235	Term Loan, 9.85%, Maturing December 2, 2011	3,353,587
	2,450,836	Term Loan, 10.75%, Maturing December 2, 2011	1,753,879

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Isle of Capri Casinos, Inc.
	4,495,441	Term Loan, 4.45%, Maturing November 30, 2013	$3,978,466
	1,355,427	Term Loan, 4.45%, Maturing November 30, 2013	1,199,553
	1,798,176	Term Loan, 4.45%, Maturing November 30, 2013	1,591,386
	LodgeNet Entertainment Corp.
	2,729,375	Term Loan, 4.70%, Maturing April 4, 2014	2,415,497
	New World Gaming Partners, Ltd.
	3,345,781	Term Loan, 5.19%, Maturing June 30, 2014	2,852,279
	670,833	Term Loan, 5.19%, Maturing June 30, 2014	571,885
	Penn National Gaming, Inc.
	17,983,168	Term Loan, 4.93%, Maturing October 3, 2012	17,433,674
	Seminole Tribe of Florida
	1,307,186	Term Loan, 4.25%, Maturing March 5, 2014	1,274,507
	369,838	Term Loan, 4.48%, Maturing March 5, 2014	360,592
	1,331,162	Term Loan, 4.63%, Maturing March 5, 2014	1,297,883
	Venetian Casino Resort/Las Vegas Sands Inc.
	2,860,000	Term Loan, 0.00%, Maturing May 14, 2014(2)	2,633,474
	11,354,200	Term Loan, 4.45%, Maturing May 23, 2014	10,454,891
	Wimar OpCo, LLC
	2,151,576	Term Loan, 8.50%, Maturing January 3, 2012	2,075,600
			$79,043,774
	Nonferrous Metals / Minerals — 1.5%
	Alpha Natural Resources, LLC
	2,727,563	Term Loan, 4.42%, Maturing October 26, 2012	$2,666,192
	Euramax Europe B.V.
EUR	1,391,082	Term Loan, 9.49%, Maturing June 29, 2012	1,840,910
	Euramax International, Inc.
	2,042,016	Term Loan, 8.00%, Maturing June 28, 2012	1,713,251
	Magnum Coal Co.
	602,273	Term Loan, 9.75%, Maturing March 15, 2013	598,509
	3,493,182	Term Loan, 9.75%, Maturing March 15, 2013	3,471,349
	Murray Energy Corp.
	1,532,600	Term Loan, 7.91%, Maturing January 28, 2010	1,455,970
	Neo Material Technologies, Inc.
	2,728,768	Term Loan, 6.62%, Maturing August 31, 2009	2,687,836
	Noranda Aluminum Acquisition
	1,219,695	Term Loan, 5.07%, Maturing May 18, 2014	1,158,710
	Novelis, Inc.
	1,960,180	Term Loan, 4.70%, Maturing June 28, 2014	1,867,071
	4,312,395	Term Loan, 4.70%, Maturing June 28, 2014	4,107,557
	Oxbow Carbon and Mineral Holdings
	379,681	Term Loan, 4.86%, Maturing May 8, 2014	344,402
	4,241,098	Term Loan, 4.88%, Maturing May 8, 2014	3,847,028

Principal Amount*	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Thompson Creek Metals Co.
2,129,325	Term Loan, 7.48%, Maturing October 26, 2012	$2,108,032
		$27,866,817
Oil and Gas — 2.2%
Atlas Pipeline Partners, L.P.
4,600,000	Term Loan, 5.62%, Maturing July 20, 2014	$4,494,582
Big West Oil, LLC
1,333,750	Term Loan, 2.29%, Maturing May 1, 2014(2)	1,255,392
1,073,063	Term Loan, 5.00%, Maturing May 1, 2014	1,010,020
Dresser, Inc.
4,769,928	Term Loan, 5.31%, Maturing May 4, 2014	4,610,932
Dynegy Holdings, Inc.
4,382,979	Term Loan, 4.36%, Maturing April 2, 2013	4,138,264
763,186	Term Loan, 4.36%, Maturing April 2, 2013	720,575
Energy Transfer Equity, L.P.
4,825,000	Term Loan, 4.88%, Maturing February 8, 2012	4,702,363
Enterprise GP Holdings, L.P.
3,325,000	Term Loan, 4.96%, Maturing October 31, 2014	3,270,969
Hercules Offshore, Inc.
2,282,750	Term Loan, 4.45%, Maturing July 6, 2013	2,229,487
Niska Gas Storage
250,203	Term Loan, 4.55%, Maturing May 13, 2011	240,195
483,971	Term Loan, 4.59%, Maturing May 13, 2011	465,419
327,837	Term Loan, 4.60%, Maturing May 13, 2011	314,723
2,990,844	Term Loan, 4.53%, Maturing May 12, 2013	2,876,196
Primary Natural Resources, Inc.
1,960,000	Term Loan, 5.00%, Maturing July 28, 2010	1,859,256
Targa Resources, Inc.
1,225,740	Term Loan, 4.70%, Maturing October 31, 2012	1,179,162
3,251,920	Term Loan, 6.83%, Maturing October 31, 2012	3,128,347
Volnay Acquisition Co.
4,526,250	Term Loan, 4.88%, Maturing January 12, 2014	4,441,383
		$40,937,265
Publishing — 10.6%
American Media Operations, Inc.
12,000,000	Term Loan, 7.25%, Maturing January 31, 2013	$10,995,000
Aster Zweite Beteiligungs GmbH
2,475,000	Term Loan, 4.88%, Maturing September 27, 2013	2,153,250
Black Press US Partnership
648,297	Term Loan, 5.09%, Maturing August 2, 2013	593,192
1,067,783	Term Loan, 5.09%, Maturing August 2, 2013	977,022

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
CanWest MediaWorks, Ltd.
	2,679,750	Term Loan, 5.09%, Maturing July 10, 2014	$2,572,560
Dex Media West, LLC
	6,332,599	Term Loan, 4.48%, Maturing March 9, 2010	6,186,949
GateHouse Media Operating, Inc.
	2,061,957	Term Loan, 4.75%, Maturing August 28, 2014	1,398,264
	4,838,043	Term Loan, 5.09%, Maturing August 28, 2014	3,280,798
	4,225,000	Term Loan, 5.25%, Maturing August 28, 2014	2,904,688
Idearc, Inc.
	24,584,012	Term Loan, 4.71%, Maturing November 17, 2014	20,343,270
MediaNews Group, Inc.
	2,948,421	Term Loan, 4.63%, Maturing August 25, 2010	2,329,252
	2,972,063	Term Loan, 5.13%, Maturing August 2, 2013	2,184,466
Mediannuaire Holding
EUR	3,100,000	Term Loan, 6.11%, Maturing October 24, 2013	4,376,112
EUR	500,000	Term Loan, 6.61%, Maturing October 10, 2014	635,799
EUR	500,000	Term Loan, 7.11%, Maturing October 10, 2015	636,967
Merrill Communications, LLC
	5,623,624	Term Loan, 4.95%, Maturing February 9, 2009	4,892,553
Nebraska Book Co., Inc.
	3,954,561	Term Loan, 5.13%, Maturing March 4, 2011	3,638,196
Nelson Education, Ltd.
	1,542,250	Term Loan, 5.20%, Maturing July 5, 2014	1,364,891
Newspaper Holdings, Inc.
	8,925,000	Term Loan, 4.63%, Maturing July 24, 2014	7,363,125
Nielsen Finance, LLC
	19,539,872	Term Loan, 5.10%, Maturing August 9, 2013	18,530,305
Penton Media, Inc.
	1,782,000	Term Loan, 5.15%, Maturing February 1, 2013	1,378,823
Philadelphia Newspapers, LLC
	2,176,974	Term Loan, 6.60%, Maturing June 29, 2013	1,861,313
R.H. Donnelley Corp.
	9,128,519	Term Loan, 4.41%, Maturing June 30, 2010	8,673,517
Reader's Digest Association
	4,750,000	Revolving Loan, 4.87%, Maturing March 2, 2013(2)	4,013,750
	13,243,557	Term Loan, 4.94%, Maturing March 2, 2014	11,151,075
Seat Pagine Gialle SpA
EUR	5,390,523	Term Loan, 4.39%, Maturing May 25, 2012	7,651,169
Source Media, Inc.
	2,032,666	Term Loan, 4.95%, Maturing November 8, 2011	1,859,889
Springer Science+Business Media
	945,117	Term Loan, 7.09%, Maturing May 5, 2011	855,922
	1,023,877	Term Loan, 7.47%, Maturing May 5, 2012	927,248
	945,117	Term Loan, 7.47%, Maturing May 5, 2012	855,922

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
The Star Tribune Co.
	1,633,500	Term Loan, 4.95%, Maturing March 5, 2014	$878,823
TL Acquisitions, Inc.
	5,671,500	Term Loan, 5.34%, Maturing July 5, 2014	5,272,130
Trader Media Corp.
GBP	6,321,250	Term Loan, 8.00%, Maturing March 23, 2015	10,401,657
Tribune Co.
	8,160,000	Term Loan, 5.48%, Maturing May 17, 2009	7,782,600
	8,436,250	Term Loan, 5.54%, Maturing May 17, 2014	6,274,461
World Directories Acquisition
EUR	3,510,703	Term Loan, 6.39%, Maturing May 31, 2014	4,725,650
Xsys US, Inc.
	3,795,776	Term Loan, 4.88%, Maturing September 27, 2013	3,302,325
	3,877,093	Term Loan, 4.88%, Maturing September 27, 2014	3,379,534
EUR	1,546,742	Term Loan, 6.98%, Maturing September 27, 2014	2,109,515
	1,290,100	Term Loan, 8.97%, Maturing September 27, 2015	1,048,206
YBR Acquisition BV
EUR	750,000	Term Loan, 7.27%, Maturing June 30, 2013	1,081,267
EUR	1,500,000	Term Loan, 7.27%, Maturing June 30, 2013	2,162,534
EUR	750,000	Term Loan, 7.77%, Maturing June 30, 2014	1,082,435
EUR	1,500,000	Term Loan, 7.77%, Maturing June 30, 2014	2,164,869
Yell Group, PLC
	1,000,000	Term Loan, Maturing February 10, 2013(4)	865,000
	3,850,000	Term Loan, 4.863%, Maturing February 10, 2013	3,450,632
			$192,566,925
Radio and Television — 5.7%
Block Communications, Inc.
	1,805,921	Term Loan, 4.70%, Maturing December 22, 2011	$1,715,625
Citadel Broadcasting Corp.
	11,850,000	Term Loan, 4.39%, Maturing June 12, 2014	10,220,625
CMP Susquehanna Corp.
	4,165,857	Term Loan, 4.85%, Maturing May 5, 2013	3,263,253
Discovery Communications, Inc.
	4,002,150	Term Loan, 4.70%, Maturing April 30, 2014	3,885,840
Emmis Operating Co.
	2,265,778	Term Loan, 4.67%, Maturing November 2, 2013	1,973,493
Gray Television, Inc.
	3,950,100	Term Loan, 4.19%, Maturing January 19, 2015	3,446,462
LBI Media, Inc.
	1,960,000	Term Loan, 4.36%, Maturing March 31, 2012	1,764,000
NEP II, Inc.
	2,153,237	Term Loan, 4.95%, Maturing February 16, 2014	1,954,960

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Nexstar Broadcasting, Inc.
	4,525,993	Term Loan, 4.45%, Maturing October 1, 2012	$4,163,914
	4,284,683	Term Loan, 4.65%, Maturing October 1, 2012	3,941,909
	NextMedia Operating, Inc.
	352,123	Term Loan, 6.72%, Maturing November 15, 2012	313,389
	792,286	Term Loan, 6.80%, Maturing November 15, 2012	705,134
	PanAmSat Corp.
	2,471,204	Term Loan, 5.18%, Maturing January 3, 2014	2,348,417
	2,470,461	Term Loan, 5.18%, Maturing January 3, 2014	2,347,711
	2,470,461	Term Loan, 5.18%, Maturing January 3, 2014	2,347,711
	Paxson Communications Corp.
	8,300,000	Term Loan, 5.96%, Maturing January 15, 2012	6,640,000
	Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 4.44%, Maturing June 25, 2014	7,379,000
	SFX Entertainment
	3,834,066	Term Loan, 5.45%, Maturing June 21, 2013	3,527,340
	Spanish Broadcasting System, Inc.
	6,159,500	Term Loan, 4.45%, Maturing June 10, 2012	5,204,778
	Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.39%, Maturing January 19, 2015	3,691,551
EUR	2,800,000	Term Loan, 6.65%, Maturing January 19, 2016	3,691,551
EUR	1,250,000	Term Loan, 7.64%, Maturing July 19, 2016	1,477,839
	Univision Communications, Inc.
	2,600,000	Term Loan, 5.36%, Maturing March 29, 2009	2,500,334
	25,150,000	Term Loan, 5.15%, Maturing September 29, 2014	21,243,903
	Young Broadcasting, Inc.
	3,535,038	Term Loan, 5.36%, Maturing November 3, 2012	3,194,790
			$102,943,529
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
	6,189,750	Term Loan, 4.99%, Maturing April 26, 2013	$5,980,846
	RailAmerica, Inc.
	5,125,000	Term Loan, 5.32%, Maturing August 14, 2008	4,996,875
			$10,977,721
	Retailers (Except Food and Drug) — 2.4%
	American Achievement Corp.
	1,061,993	Term Loan, 4.98%, Maturing March 25, 2011	$982,344
	Amscan Holdings, Inc.
	1,584,000	Term Loan, 5.16%, Maturing May 25, 2013	1,354,320
	Claire's Stores, Inc.
	1,166,188	Term Loan, 5.56%, Maturing May 24, 2014	932,586

	Principal Amount*	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	Cumberland Farms, Inc.
	4,164,582	Term Loan, 4.86%, Maturing September 29, 2013	$3,914,707
	Harbor Freight Tools USA, Inc.
	5,941,826	Term Loan, 5.15%, Maturing July 15, 2010	5,206,525
	Josten's Corp.
	2,392,586	Term Loan, 6.72%, Maturing October 4, 2011	2,304,857
	Mapco Express, Inc.
	1,781,149	Term Loan, 5.62%, Maturing April 28, 2011	1,683,186
	Neiman Marcus Group, Inc.
	2,194,620	Term Loan, 4.76%, Maturing April 5, 2013	2,100,892
	Orbitz Worldwide, Inc.
	3,905,375	Term Loan, 5.79%, Maturing July 25, 2014	3,358,623
	Oriental Trading Co., Inc.
	1,000,000	Term Loan, 8.87%, Maturing January 31, 2013	750,000
	5,657,662	Term Loan, 5.23%, Maturing July 31, 2013	4,582,706
	Rent-A-Center, Inc.
	2,773,972	Term Loan, 4.92%, Maturing November 15, 2012	2,611,001
	Rover Acquisition Corp.
	2,969,925	Term Loan, 5.03%, Maturing October 26, 2013	2,704,117
	Savers, Inc.
	1,035,000	Term Loan, 5.48%, Maturing August 11, 2012	972,900
	1,129,364	Term Loan, 5.49%, Maturing August 11, 2012	1,061,602
	The Yankee Candle Company, Inc.
	2,331,255	Term Loan, 4.61%, Maturing February 6, 2014	2,128,436
	Vivarte
EUR	2,500,000	Term Loan, 6.35%, Maturing May 29, 2015	3,079,299
EUR	2,500,000	Term Loan, 6.85%, Maturing May 29, 2016	3,081,070
			$42,809,171
	Steel — 0.1%
	Algoma Acquisition Corp.
	1,826,450	Term Loan, 7.33%, Maturing June 20, 2013	$1,694,032
			$1,694,032
	Surface Transport — 0.5%
	Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 5.07%, Maturing April 10, 2015	$925,000
	1,000,000	Term Loan, 5.57%, Maturing April 10, 2016	925,000
	Ozburn-Hessey Holding Co., LLC
	1,289,653	Term Loan, 6.16%, Maturing August 9, 2012	1,173,585
	Swift Transportation Co., Inc.
	8,323,256	Term Loan, 6.50%, Maturing May 10, 2014	6,202,557
			$9,226,142

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications — 3.7%
	Alaska Communications Systems Holdings, Inc.
	6,568,982	Term Loan, 4.45%, Maturing February 1, 2012	$6,233,498
	Alltell Communication
	3,109,375	Term Loan, 5.47%, Maturing May 16, 2015	2,863,433
	Asurion Corp.
	8,525,000	Term Loan, 6.10%, Maturing July 13, 2012	7,889,180
	1,000,000	Term Loan, 9.39%, Maturing January 13, 2013	898,750
	Cellular South, Inc.
	1,143,750	Term Loan, 0.00%, Maturing May 29, 2014(2)	1,080,844
	3,405,516	Term Loan, 4.39%, Maturing May 29, 2014	3,218,212
	Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 4.72%, Maturing February 9, 2011	8,968,562
	CommScope, Inc.
	3,169,065	Term Loan, 5.19%, Maturing November 19, 2014	3,030,418
	FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.63%, Maturing March 31, 2015	1,775,416
	Hargray Acquisition Co.
	1,204,815	Term Loan, 4.95%, Maturing June 29, 2014	1,090,358
	Intelsat Bermuda, Ltd.
	3,875,000	Term Loan, 5.20%, Maturing February 1, 2014	3,872,094
	Intelsat Subsidiary Holding Co.
	2,708,133	Term Loan, 5.18%, Maturing July 3, 2013	2,594,391
	Iowa Telecommunications Services
	3,234,000	Term Loan, 4.44%, Maturing November 23, 2011	3,157,193
	IPC Systems, Inc.
	3,573,000	Term Loan, 4.95%, Maturing May 31, 2014	2,730,369
GBP	1,885,750	Term Loan, 8.27%, Maturing May 31, 2014	2,857,139
	Macquarie UK Broadcast Ventures, Ltd.
GBP	2,575,000	Term Loan, 7.95%, Maturing December 26, 2014	4,436,927
	NTelos, Inc.
	2,214,920	Term Loan, 5.27%, Maturing August 24, 2011	2,169,237
	Palm, Inc.
	2,313,375	Term Loan, 6.39%, Maturing April 24, 2014	1,682,980
	Stratos Global Corp.
	3,219,500	Term Loan, 5.44%, Maturing February 13, 2012	3,060,537
	Telesat Canada, Inc.
	170,826	Term Loan, 3.67%, Maturing October 22, 2014(2)	161,738
	1,994,003	Term Loan, 5.90%, Maturing October 22, 2014	1,887,916
	Windstream Corp.
	2,514,916	Term Loan, 4.22%, Maturing July 17, 2013	2,459,679
			$68,118,871

	Principal Amount*	Borrower/Tranche Description	Value
	Utilities — 2.7%
	AEI Finance Holding, LLC
	636,381	Revolving Loan, 5.70%, Maturing March 30, 2012	$563,197
	4,417,127	Term Loan, 5.69%, Maturing March 30, 2014	3,909,157
	BRSP, LLC
	5,395,593	Term Loan, 7.91%, Maturing July 13, 2009	5,017,901
	Calpine Corp.
	2,772,052	DIP Loan, 5.58%, Maturing March 30, 2009	2,612,906
	Covanta Energy Corp.
	1,663,754	Term Loan, 4.19%, Maturing February 9, 2014	1,592,351
	3,345,705	Term Loan, 5.08%, Maturing February 9, 2014	3,202,117
	Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.50%, Maturing October 24, 2012	817,794
GBP	600,000	Term Loan, 9.63%, Maturing October 24, 2012	1,046,720
	Mirant North America, LLC
	2,123,868	Term Loan, 4.61%, Maturing January 3, 2013	2,071,529
	NRG Energy, Inc.
	6,339,388	Term Loan, 4.20%, Maturing June 1, 2014	6,096,114
	12,978,906	Term Loan, 4.20%, Maturing June 1, 2014	12,480,840
	Pike Electric, Inc.
	1,895,476	Term Loan, 4.25%, Maturing July 1, 2012	1,805,441
	TXU Texas Competitive Electric Holdings Co., LLC
	2,487,500	Term Loan, 6.58%, Maturing October 10, 2014	2,386,445
	2,487,500	Term Loan, 6.58%, Maturing October 10, 2014	2,384,736
	Vulcan Energy Corp.
	4,072,323	Term Loan, 4.36%, Maturing July 23, 2010	3,929,792
			$49,917,040
Total Senior Floating-Rate Interests (identified cost $2,343,997,363)			$2,160,407,687
	Corporate Bonds & Notes — 0.8%
	Principal Amount* (000's omitted)	Security	Value
	Building and Development — 0.5%
	Grohe Holding GMBH, Variable Rate
EUR	6,500	7.622%, 1/15/14	$9,234,363
			$9,234,363
	Electronics / Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
	2,300	5.463%, 10/15/13	$2,124,625
			$2,124,625

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount* (000's omitted)	Security	Value
Telecommunications — 0.2%
Qwest Corp., Sr. Notes, Variable Rate
3,150	6.05%, 6/15/13	$3,031,875
		$3,031,875
Total Corporate Bonds & Notes (identified cost $13,856,125)		$14,390,863
Asset Backed Securities — 0.2%
Principal Amount (000's omitted)	Security	Value
Assemblies of God Financial Real Estate, Series 2004-1A, Class A
$3,314	7.019%, 6/15/29(5)(8)	$3,314,114
Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	5.546%, 8/11/16(5)(8)	735,226
Total Asset Backed Securities (identified cost $4,314,113)		$4,049,340
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
133,410	Hayes Lemmerz International(6)	$400,230
		$400,230
Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(3)(6)(7)	$0
		$0
Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(6)	$55,349
		$55,349
Investment Services — 0.0%
20,048	Safelite Realty Corp.(3)(6)(7)	$0
		$0
Total Common Stocks (identified cost $1,334,100)		$455,579

Preferred Stocks — 0.0%
Shares	Security	Value
1,242	Environmental Systems Products Holdings, Series A(3)(6)	$111,767
445	Hayes Lemmerz International(6)(7)	8,206
218	Key Plastics, LLC, Series A(3)(6)(7)	0
Total Preferred Stocks (identified cost $262,185)		$119,973
Warrants — 0.0%
Shares	Security	Value
4,437	Citation A14 Expires 4/06/12(3)(6)	$0
6,545	Citation B18 Expires 4/06/12(3)(6)	0
1,930	Gentek, Inc., Class B Expires 10/31/08(6)(7)	68,862
940	Gentek, Inc., Class C Expires 10/31/10(6)(7)	23,500
Total Warrants (identified cost $0)		$92,362
Short-Term Investments — 1.7%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(9)	$30,354	$30,354,494
Total Short-Term Investments (identified cost $30,354,494)		$30,354,494
Total Investments — 121.3% (identified cost $2,394,118,380)		$2,209,870,298
Less Unfunded Loan Commitments — (2.1)%		$(38,784,777)
Net Investments — 119.2% (identified cost $2,355,333,603)		$2,171,085,521
Other Assets, Less Liabilities — (19.2)%		$(349,904,294)
Net Assets — 100.0%		$1,821,181,227

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

(5)  Variable rate mortgage security. The stated interest rate represents the rate in effect at April 30, 2008.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $4,049,340 or 0.2% of the Portfolio's net assets.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

(10)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $2,324,979,109)	$2,140,731,027
Affiliated investment, at value (identified cost, $30,354,494)	30,354,494
Cash	2,000,000
Foreign currency, at value (identified cost, $431,730)	430,555
Receivable for investments sold	32,645,414
Interest receivable	17,536,712
Interest receivable from affiliated investment	113,564
Receivable for open forward foreign currency contracts	1,160,890
Receivable for open swap contracts	205,886
Prepaid expenses	223,771
Total assets	$2,225,402,313
Liabilities
Notes payable	$400,000,000
Payable for investments purchased	1,808,750
Payable for open swap contracts	56,094
Payable to affiliate for investment adviser fee	789,093
Accrued expenses	1,567,149
Total liabilities	$404,221,086
Net Assets applicable to investors' interest in Portfolio	$1,821,181,227
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,003,566,819
Net unrealized depreciation (computed on the basis of identified cost)	(182,385,592)
Total	$1,821,181,227

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$91,399,801
Interest income allocated from affiliated investment	806,196
Expenses allocated from affiliated investment	(99,136)
Total investment income	$92,106,861
Expenses
Investment adviser fee	$5,609,182
Trustees' fees and expenses	12,720
Custodian fee	417,740
Legal and accounting services	299,532
Interest expense	10,356,370
Miscellaneous	128,072
Total expenses	$16,823,616
Deduct — Reduction of custodian fee	$6,262
Total expense reductions	$6,262
Net expenses	$16,817,354
Net investment income	$75,289,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$(7,846,806)
Swap contracts	166,792
Foreign currency and forward foreign currency exchange contract transactions	(16,032,961)
Net realized (loss)	$(23,712,975)
Change in unrealized appreciation (depreciation) — Investments	$(153,424,138)
Swap contracts	(217,210)
Foreign currency and forward foreign currency exchange contracts	3,259,067
Net change in unrealized appreciation (depreciation)	$(150,382,281)
Net realized and unrealized (loss)	$(174,095,256)
Net decrease in net assets from operations	$(98,805,749)

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)	Year Ended November 30, 2006
From operations — Net investment income	$75,289,507	$166,214,896	$189,359,728
Net realized gain (loss) from investment transactions, swap contracts, and forward foreign currency exchange contract transactions	(23,712,975)	1,101,029	(12,277,527)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(150,382,281)	(67,085,539)	13,528,611
Net increase (decrease) in net assets from operations	$(98,805,749)	$100,230,386	$190,610,812
Capital transactions — Contributions	$1,792,021,050	$190,766,237	$195,494,844
Withdrawals	(2,206,402,919)	(602,426,148)	(794,697,437)
Net decrease in net assets from capital transactions	$(414,381,869)	$(411,659,911)	$(599,202,593)
Net decrease in net assets	$(513,187,618)	$(311,429,525)	$(408,591,781)
Net Assets
At beginning of period	$2,334,368,845	$2,645,798,370	$3,054,390,151
At end of period	$1,821,181,227	$2,334,368,845	$2,645,798,370

(1)  For the eleven months ended October 31, 2007.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

Cash Flows From Operating Activities	For the Six Months Ended April 30, 2008
Net decrease in net assets from operations	$(98,805,749)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(76,566,981)
Investments sold and principal repayments	462,294,585
Increase in short-term investments	(17,704,897)
Net amortization of premium (discount)	677,782
Decrease in interest receivable	4,600,505
Decrease in interest receivable from affiliated investment	42,627
Decrease in payable for investments purchased	(26,844,786)
Increase in receivable for investments sold	(13,019,197)
Decrease in receivable for open swap contracts	161,544
Increase in receivable for open forward foreign currency contracts	(1,160,450)
Decrease in prepaid expenses	91,046
Increase in payable for open swap contracts	55,667
Decrease in payable for open forward foreign currency contracts	(2,092,928)
Decrease in payable to affiliate for investment adviser fee	(223,268)
Decrease in payable to affiliate for Trustees' fees	(2,969)
Increase in unfunded loan commitments	1,263,348
Decrease in accrued expenses	(986,817)
Net change in unrealized (appreciation) depreciation on investments	153,424,138
Net realized (gain) loss on investments	7,846,806
Net cash provided by operating activities	$393,050,006
Cash Flows From Financing Activities
Increase in notes payable	$5,000,000
Proceeds from capital contributions	1,792,021,050
Payments for capital withdrawals	(2,206,402,919)
Net cash used in financing activities	$(409,381,869)
Net decrease in cash	$(16,331,863)
Cash at beginning of period	$18,762,418
Cash at end of period	$2,430,555

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Period Ended		Year Ended November 30,						Period Ended
	(Unaudited)		October 31, 2007(1)		2006	2005		2004		2003	November 30, 2002(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.64	%(4)	0.58	%(4)	0.51%	0.50%		0.50%		0.51%	0.47	%(4)
Interest expense	1.01	%(4)	0.70	%(4)	0.01%	0.00	%(5)	0.00	%(5)	0.01%	0.01	%(4)
Total expenses	1.65	%(4)	1.28	%(4)	0.52%	0.50%		0.51%		0.51%	0.48	%(4)
Net investment income	7.36	%(4)	7.18	%(4)	6.57%	5.00%		3.82%		4.14%	4.77	%(4)
Portfolio Turnover	3%		55%		51%	65%		87%		47%	42%
Total Return	(3.87	)%(6)	3.89	%(6)	6.88%	5.27%		6.15%		8.19%	0.85	%(6)
Net assets, end of period (000's omitted)	$1,821,181		$2,334,369		$2,645,798	$3,054,390		$3,340,152		$3,384,305	$4,084,930

(1)  For the eleven month period ended October 31, 2007.

(2)  For the eleven month period ended November 30, 2002.

(3)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)  Annualized.

(5)  Rounds to less than 0.01%.

(6)  Not annualized.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. Prior to March 15, 2008, the Portfolio was registered as a closed-end management investment company. The Portfolio's investment objective is to provide a high a level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, the Eaton Vance Floating-Rate Advantage Fund held a 95.1% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issuers. Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio's average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, and at reduced rates as average daily gross assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $5,701,277 of which $92,095 was allocated from Cash Management and $5,609,182 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.56% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's and BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of BMR.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $76,566,981 and $462,294,585, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,355,359,542
Gross unrealized appreciation	$15,413,763
Gross unrealized depreciation	(199,687,784)
Net unrealized depreciation	$(184,274,021)

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0		$0
Safelite Realty Corp. 9/29/00 -	11/10/00	20,048	0		0
				$0		$0

Description	Date of Acquisition	Shares	Cost		Value
Preferred Stocks
Hayes Lemmerz International	6/04/03	445	$22,250		$8,206
Key Plastics, LLC, Series A	4/26/01	218	218,200		0
			$240,450		$8,206
Warrants
Gentek, Inc., Class B Expires 10/31/08	11/11/03	1,930	$0		$68,862
Gentek, Inc., Class C Expires 10/31/10	11/11/03	940	0		23,500
				$0	$92,362
Total Restricted Securities			$240,450		$100,568

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/30/08	British Pound Sterling 144,881,197	United States Dollar 226,158,099	$818,071
5/30/08	Euro 41,592,907	United States Dollar 82,565,248	342,819
			$1,160,890

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
	Avago
Lehman	Technologies,
Brothers, Inc.	Inc.	Sell	$4,000	2.40%	3/20/12	$27,245
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	3,000	2.15	9/21/09	43,494
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.20	3/20/10	17,857
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	2,000	3.25	6/20/10	117,290
	Syniverse
Lehman	Technologies
Brothers, Inc.	Corp.	Sell	2,000	1.85	3/20/11	(56,094)
Total						$149,792

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the "Agreement") with conduit lenders and a bank that allows it to borrow up to $800 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits' commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.325% (0.23% prior to February 14, 2008) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.175% (0.10% prior to February 14, 2008) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2008 totaled $588,881 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through January 2012, of which $400,000,000 remains outstanding at April 30, 2008. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio prior to January 2012 and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. For the six months ended April 30, 2008, the average borrowings under the Agreement and the average interest rate (annualized) were $418,406,593 and 4.39%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value,

Senior Debt Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities." FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Senior Debt Portfolio (the "Portfolio"), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

In assessing the Fund's investment performance, the Board noted that the Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the "Predecessor Fund"), which like the Fund, invested in Senior Debt Portfolio prior to its reorganization into the Fund on March 14, 2008. The Board compared the Predecessor Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Predecessor Fund. The Board noted that the Predecessor Fund's performance relative to its peers was affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and total expense ratio of the Predecessor Fund for the one-year period ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. In assessing this information, the Board noted that the management fees applicable to the Fund and the Predecessor Fund are identical.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the total expense ratio anticipated with respect to the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Predecessor Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Predecessor Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Predecessor Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Advantage Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neill
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES CONT'D

Senior Debt Portfolio

Officers Scott H. Page President and Co-Portfolio Manager Craig P. Russ Vice President and Co-Portfolio Manager Barbara E. Campbell Treasurer Maureen A. Gemma Secretary	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank & Trust Co.

225 Franklin Street
Boston, MA 02110

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Advantage Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3232-6/08  FRASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/Scott H. Page
Scott H. Page
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Scott H. Page
Scott H. Page
President

Date:	June 12, 2008